Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment

As of December 31, 2024 and 2023, Property and Equipment, net consists of:

	December 31,	December 31,
	2024	2023
Lab Equipment	$233,411	$132,911
Machinery	55,800	55,800
Computer Equipment	7,000	14,084
Furniture	3,030	3,030
Property and Equipment, at cost	299,241	205,825
Accumulated Depreciation	(149,433)	(148,064)
Property and Equipment, Net	$149,808	$57,761